Offerings - Offering: 1	Mar. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	9,834,776
Proposed Maximum Offering Price per Unit	4.12
Maximum Aggregate Offering Price	$ 40,519,277.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,595.71
Offering Note	Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low sale prices for common shares as reported on the New York Stock Exchange on March 5, 2026.

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, the Registrant is also registering hereunder an indeterminate number of common shares that may be issued in connection with anti-dilution provisions or stock splits, stock dividends or similar transactions.